Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Payments
Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
As of January 1, 2014	5,440,760	1.18	7.69 years	6.31	40.66	221,196,775
Exercised	(1,883,977)	0.95	6.50 years	3.38	96.75	182,277,923
Forfeited	(151,874)	2.52	7.19 years	5.21

Outstanding as of December 31, 2014	3,404,909	1.26	6.77 years		96.44	328,383,350

Exercised	(956,587)	1.04	5.45 years	3.07	75.31	72,038,452
Forfeited	(11,451)	2.29	5.96 years	2.29	74.06	848,073

Outstanding as of December 31, 2015	2,436,871	1.33	5.89 years

Exercised	(560,930)	1.53	4.61 years	3.31	53.52	30,022,847
Forfeited	(3,000)	2.50	4.92 years	2.50	52.55	157,650

Outstanding as of December 31, 2016	1,872,941	0.78	4.97 years

Non vested as of December 31, 2016	2,855			3.58
Options vested and expected to vest as of December 31, 2016	1,872,941	1.28	4.97 years			100,716,203
Exercisable as of December 31, 2016	1,870,086	1.27	4.97 years			100,566,172

Schedule of non-vested shares movement

Non-vested shares outstanding
Outstanding as of January 1, 2015	2,448,779
Granted	951,684
Vested	(1,100,619)
Forfeited	(205,135)
Outstanding as of December 31, 2015	2,094,709
Granted	1,815,919
Vested	(1,119,032)
Forfeited	(371,731)
Outstanding as of December 31, 2016	2,419,865

Schedule of share-based compensation expenses

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Fulfillment expenses	(10,822)	(18,665)	(38,428)
Marketing expenses	(17,293)	(19,938)	(38,459)
Technology and content expenses	(103,160)	(126,274)	(183,122)
General and administrative expenses	(94,219)	(138,064)	(215,644)

	(225,494)	(302,941)	(475,653)